Loss for the Year	6 Months Ended
Jun. 30, 2018
Profit for the Year [Abstract]
LOSS FOR THE YEAR
11.	LOSS FOR THE YEAR

Loss for the year has been arrived at after charging:

	For the six months ended
	2018	2017
Cost of inventories recognized as expenses	6,211,233	7,466,903
Taxes and surcharges	21,202	36,723
	6,232,435	7,503,626

Depreciation of property, plant and equipment	792,939	740,257
Amortization of land use rights	7,554	7,030
Amortization of subsidies prepaid to distributors	-	432,787
Amortization of prepayments and premiums under operating leases	27,432	51,761
Provision (Reversal) of inventory obsolescence	(28,616)	(2,045)
Provision of bad debt allowance	1,314,420	(3,831,436)
	2,113,729	(2,601,646)